Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11—RELATED PARTY TRANSACTIONS

Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations for the three months ended March 31, 2020 and 2019 (in millions):

	Three Months Ended March 31,
	2020	2019
LNG revenues—affiliate
Cheniere Marketing Agreements	$190	$93

Cost of sales—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	6	—

Cost of sales—related party
Natural Gas Supply Agreement	23	10

Operating and maintenance expense—affiliate
Services Agreements	20	5

General and administrative expense—affiliate
Services Agreements	5	1

We had $18 million and $27 million due to affiliates as of March 31, 2020 and December 31, 2019, respectively, under agreements with affiliates, as described below.

Cheniere Marketing Agreements

CCL has a fixed price SPA with Cheniere Marketing (the “Cheniere Marketing Base SPA”) with a term of 20 years which allows Cheniere Marketing to purchase, at its option, (1) up to a cumulative total of 150 TBtu of LNG within the commissioning periods for Trains 1 through 3 and (2) any excess LNG produced by the Liquefaction Facilities that is not committed to customers under third-party SPAs.  Under the Cheniere Marketing Base SPA, Cheniere Marketing may, without charge, elect to suspend deliveries of cargoes (other than commissioning cargoes) scheduled for any month under the applicable annual delivery program by providing specified notice in advance.  Additionally, CCL has: (1) a fixed price SPA with an approximate term of 23 years with Cheniere Marketing which allows them to purchase volumes of approximately 15 TBtu per annum of LNG and (2) an SPA for 0.85 mtpa of LNG with a term of up to seven years associated with the integrated production marketing gas supply agreement between CCL and EOG Resources, Inc.  As of March 31, 2020 and December 31, 2019, CCL had $50 million and $57 million of accounts receivable—affiliate, respectively, under these agreements.

Services Agreements

Gas and Power Supply Services Agreement (“G&P Agreement”)

CCL has a G&P Agreement with Cheniere Energy Shared Services, Inc. (“Shared Services”), a wholly owned subsidiary of Cheniere, pursuant to which Shared Services will manage the gas and power procurement requirements of CCL.  The services include, among other services, exercising the day-to-day management of CCL’s natural gas and power supply requirements, negotiating agreements on CCL’s behalf and providing other administrative services.  Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of operating expenses.  After substantial completion of each Train of the Liquefaction Facilities, for services performed while the Liquefaction Facilities is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.

Operation and Maintenance Agreements (“O&M Agreements”)

CCL has an O&M Agreement (“CCL O&M Agreement”) with Cheniere LNG O&M Services, LLC (“O&M Services”), a wholly owned subsidiary of Cheniere, pursuant to which CCL receives all of the necessary services required to construct, operate and maintain the Liquefaction Facilities.  The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors, administering various agreements, information technology services and other services required to operate and maintain the Liquefaction Facilities.  Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of operating expenses.  After substantial completion of each Train of the Liquefaction Facilities, for services performed while the Liquefaction Facilities is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.

CCP has an O&M Agreement (“CCP O&M Agreement”) with O&M Services pursuant to which CCP receives all of the necessary services required to construct, operate and maintain the Corpus Christi Pipeline.  The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors, information technology services and other services required to operate and maintain the Corpus Christi Pipeline.  CCP is required to reimburse O&M Services for all operating expenses incurred on behalf of CCP.

Management Services Agreements (“MSAs”)

CCL has a MSA with Shared Services pursuant to which Shared Services manages the construction and operation of the Liquefaction Facilities, excluding those matters provided for under the G&P Agreement and the CCL O&M Agreement.  The services include, among other services, exercising the day-to-day management of CCL’s affairs and business, managing CCL’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Liquefaction Facilities and obtaining insurance.  Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of expenses.  After substantial completion of each Train, CCL will pay, in addition to the reimbursement of related expenses, a monthly fee equal to 3% of the capital expenditures incurred in the previous month and a fixed monthly fee of $375,000 for services with respect to such Train.

CCP has a MSA with Shared Services pursuant to which Shared Services manages CCP’s operations and business, excluding those matters provided for under the CCP O&M Agreement.  The services include, among other services, exercising the day-to-day management of CCP’s affairs and business, managing CCP’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Corpus Christi Pipeline and obtaining insurance.  CCP is required to reimburse Shared Services for the aggregate of all costs and expenses incurred in the course of performing the services under the MSA.

Natural Gas Supply Agreement

CCL has entered into a natural gas supply contract to obtain feed gas for the operation of the Liquefaction Project through March 2022 with a related party in the ordinary course of business.  CCL recorded $23 million and $10 million in cost of sales—related party under this contract during the three months ended March 31, 2020 and 2019, respectively.  Of this amount, $7 million and $3 million was included in accrued liabilities—related party as of March 31, 2020 and December 31, 2019, respectively.  CCL also has recorded derivative assets—related party of $4 million and $3 million and non-current derivative assets—related party of $2 million as of both March 31, 2020 and December 31, 2019, respectively, related to this contract.

Agreements with Midship Pipeline

CCL has entered into a transportation precedent agreement and a negotiated rate agreement with Midship Pipeline Company, LLC (“Midship Pipeline”) to secure firm pipeline transportation capacity for a period of 10 years following commencement of the approximately 200-mile natural gas pipeline project which Midship Pipeline is constructing.  In March 2020, we along with CCL, entered into a guaranty agreement whereby we will absolutely and irrevocably guarantee CCL’s obligation under the transportation precedent agreement with Midship Pipeline.

Natural Gas Transportation Agreement

Cheniere Corpus Christi Liquefaction Stage III, LLC, a wholly owned subsidiary of Cheniere, has a transportation precedent agreement with CCP to secure firm pipeline transportation capacity for the transportation of natural gas feedstock to the expansion of the Corpus Christi LNG terminal it is constructing adjacent to the Liquefaction Project.  The agreement will have a primary term of 20 years from the service commencement date with right to extend the term for two successive five-year terms.

Contracts for Sale and Purchase of Natural Gas and LNG

CCL has an agreement with Sabine Pass Liquefaction, LLC that allows them to sell and purchase natural gas with each other.  Natural gas purchased under this agreement is initially recorded as inventory and then to cost of sales—affiliate upon its sale, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.  Natural gas sold under this agreement is recorded as LNG revenues—affiliate.

CCL also has an agreement with Midship Pipeline that allows them to sell and purchase natural gas with each other.  CCL did not have any transactions under this agreement during the three months ended March 31, 2020 and 2019.

Land Agreements

Lease Agreements

CCL has agreements with Cheniere Land Holdings, LLC (“Cheniere Land Holdings”), a wholly owned subsidiary of Cheniere, to lease the land owned by Cheniere Land Holdings for the Liquefaction Facilities.  The total annual lease payment is $1 million, and the terms of the agreements range from three to five years.

Easement Agreements

CCL has agreements with Cheniere Land Holdings which grant CCL easements on land owned by Cheniere Land Holdings for the Liquefaction Facilities.  The total annual payment for easement agreements is $0.1 million, excluding any previously paid one-time payments, and the terms of the agreements range from three to five years.

Dredge Material Disposal Agreement

CCL has a dredge material disposal agreement with Cheniere Land Holdings that terminates in 2042 which grants CCL permission to use land owned by Cheniere Land Holdings for the deposit of dredge material from the construction and maintenance of the Liquefaction Facilities.  Under the terms of the agreement, CCL will pay Cheniere Land Holdings $0.50 per cubic yard of dredge material deposits up to 5.0 million cubic yards and $4.62 per cubic yard for any quantities above that.

Tug Hosting Agreement

In February 2017, CCL entered into a tug hosting agreement with Corpus Christi Tug Services, LLC (“Tug Services”), a wholly owned subsidiary of Cheniere, to provide certain marine structures, support services and access necessary at the Liquefaction Facilities for Tug Services to provide its customers with tug boat and marine services.  Tug Services is required to reimburse CCL for any third party costs incurred by CCL in connection with providing the goods and services.

State Tax Sharing Agreements

CCL has a state tax sharing agreement with Cheniere.  Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCL and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability.  If Cheniere, in its sole discretion, demands payment, CCL will pay to Cheniere an amount equal to the state and local tax that CCL would be required to pay if CCL’s state and local tax liability were calculated on a separate company basis.  There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CCL under this agreement; therefore, Cheniere has not demanded any such payments from CCL.  The agreement is effective for tax returns due on or after May 2015.

CCP has a state tax sharing agreement with Cheniere.  Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCP and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability.  If Cheniere, in its sole discretion, demands payment, CCP will pay to Cheniere an amount equal to the state and local tax that CCP would be required to pay if CCP’s state and local tax liability were calculated on a separate company basis.  There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CCP under this agreement; therefore, Cheniere has not demanded any such payments from CCP.  The agreement is effective for tax returns due on or after May 2015.

Equity Contribution Agreements

Equity Contribution Agreement

In May 2018, we amended and restated the existing equity contribution agreement with Cheniere (the “Equity Contribution Agreement”) pursuant to which Cheniere agreed to provide cash contributions up to approximately $1.1 billion, not including $2.0 billion previously contributed under the original equity contribution agreement.  As of March 31, 2020, we have received $558 million in contributions under the Equity Contribution Agreement and Cheniere has posted $365 million of letters of credit on our behalf.  Cheniere is only required to make additional contributions under the Equity Contribution Agreement after the commitments under the CCH Credit Facility have been reduced to zero and to the extent cash flows from operations of the Liquefaction Project are unavailable for Liquefaction Project costs.

Early Works Equity Contribution Agreement

In conjunction with the amendment and restatement of the Equity Contribution Agreement, we terminated the early works equity contribution agreement with Cheniere entered into in December 2017.  Prior to termination in May 2018, we had received $250 million in contributions from Cheniere under the early works equity contribution agreement.

NOTE 12—RELATED PARTY TRANSACTIONS

Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Year Ended December 31,
	2019	2018	2017
LNG revenues—affiliate
Cheniere Marketing Agreements	$719,069	$—	$—
Contracts for Sale and Purchase of Natural Gas and LNG	7,031	—	—
Total LNG revenues—affiliate	726,100	—	—

Cost of sales—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	3,015	—	—

Cost of sales—related party
Natural Gas Supply Agreement	85,429	—	—

Operating and maintenance expense—affiliate
Services Agreements	58,576	3,412	2,075
Land Agreements	743	874	326
Other Agreements	—	(3)	—
Total operating and maintenance expense—affiliate	59,319	4,283	2,401

Development expense—affiliate
Services Agreements	61	—	8

General and administrative expense—affiliate
Services Agreements	11,352	2,201	1,173

We had $26.9 million and $25.1 million due to affiliates as of December 31, 2019 and 2018, respectively, under agreements with affiliates, as described below.

Cheniere Marketing Agreements

CCL has a fixed price SPA with Cheniere Marketing (the “Cheniere Marketing Base SPA”) with a term of 20 years which allows Cheniere Marketing to purchase, at its option, (1) up to a cumulative total of 150 TBtu of LNG within the commissioning periods for Trains 1 through 3 and (2) any excess LNG produced by the Liquefaction Facilities that is not committed to customers under third-party SPAs.  Under the Cheniere Marketing Base SPA, Cheniere Marketing may, without charge, elect to suspend deliveries of cargoes (other than commissioning cargoes) scheduled for any month under the applicable annual delivery program by providing specified notice in advance.  Additionally, CCL has: (1) a fixed price SPA with an approximate term of 23 years with Cheniere Marketing which allows them to purchase volumes of approximately 15 TBtu per annum of LNG and (2) an SPA for 0.85 mtpa of LNG with a term of up to seven years associated with the integrated production marketing gas supply agreement between CCL and EOG Resources, Inc.  As of December 31, 2019 and 2018, CCL had $57.2 million and $21.1 million of accounts receivable—affiliate, respectively, under these agreements.

Services Agreements

Gas and Power Supply Services Agreement (“G&P Agreement”)

CCL has a G&P Agreement with Cheniere Energy Shared Services, Inc. (“Shared Services”), a wholly owned subsidiary of Cheniere, pursuant to which Shared Services will manage the gas and power procurement requirements of CCL.  The services include, among other services, exercising the day-to-day management of CCL’s natural gas and power supply requirements, negotiating agreements on CCL’s behalf and providing other administrative services.  Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of operating expenses.  After substantial completion of each Train of the Liquefaction Facilities, for services performed while the Liquefaction Facilities is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.

Operation and Maintenance Agreements (“O&M Agreements”)

CCL has an O&M Agreement (“CCL O&M Agreement”) with Cheniere LNG O&M Services, LLC (“O&M Services”), a wholly owned subsidiary of Cheniere, pursuant to which CCL receives all of the necessary services required to construct, operate and maintain the Liquefaction Facilities.  The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors, administering various agreements, information technology services and other services required to operate and maintain the Liquefaction Facilities.  Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of operating expenses.  After substantial completion of each Train of the Liquefaction Facilities, for services performed while the Liquefaction Facilities is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.

CCP has an O&M Agreement (“CCP O&M Agreement”) with O&M Services pursuant to which CCP receives all of the necessary services required to construct, operate and maintain the Corpus Christi Pipeline.  The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors, information technology services and other services required to operate and maintain the Corpus Christi Pipeline.  CCP is required to reimburse O&M Services for all operating expenses incurred on behalf of CCP.

Management Services Agreements (“MSAs”)

CCL has a MSA with Shared Services pursuant to which Shared Services manages the construction and operation of the Liquefaction Facilities, excluding those matters provided for under the G&P Agreement and the CCL O&M Agreement.  The services include, among other services, exercising the day-to-day management of CCL’s affairs and business, managing CCL’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Liquefaction Facilities and obtaining insurance.  Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of expenses.  After substantial completion of each Train, CCL will pay, in addition to the reimbursement of related expenses, a monthly fee equal to 3% of the capital expenditures incurred in the previous month and a fixed monthly fee of $375,000 for services with respect to such Train.

CCP has a MSA with Shared Services pursuant to which Shared Services manages CCP’s operations and business, excluding those matters provided for under the CCP O&M Agreement.  The services include, among other services, exercising the day-to-day management of CCP’s affairs and business, managing CCP’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Corpus Christi Pipeline and obtaining insurance.  CCP is required to reimburse Shared Services for the aggregate of all costs and expenses incurred in the course of performing the services under the MSA.

Natural Gas Supply Agreement

CCL has entered into a natural gas supply contract to obtain feed gas for the operation of the Liquefaction Project through March 2022 with a related party in the ordinary course of business.  CCL recorded $85.4 million in cost of sales—related party under this contract during the year ended December 31, 2019.  Of this amount, $2.5 million and zero was included in accrued liabilities—related party as of December 31, 2019 and 2018, respectively.  CCL did not have any deliveries during the year ended December 31, 2018 under this contract.  CCL also has recorded derivative assets—related party of $2.6 million and $2.1 million and non-current derivative assets—related party of $1.9 million and $3.4 million as of December 31, 2019 and 2018, respectively, related to this contract.

Agreements with Midship Pipeline

CCL has entered into a transportation precedent agreement and a negotiated rate agreement with Midship Pipeline Company, LLC (“Midship Pipeline”) to secure firm pipeline transportation capacity for a period of 10 years following commencement of the approximately 200-mile natural gas pipeline project which Midship Pipeline is constructing.  In May 2018, CCL issued a letter of credit to Midship Pipeline for drawings up to an aggregate maximum amount of $16.2 million.  Midship Pipeline had not made any drawings on this letter of credit as of December 31, 2019.

Natural Gas Transportation Agreement

Cheniere Corpus Christi Liquefaction Stage III, LLC, a wholly owned subsidiary of Cheniere, has a transportation precedent agreement with CCP to secure firm pipeline transportation capacity for the transportation of natural gas feedstock to the expansion of the Corpus Christi LNG terminal it is constructing adjacent to the Liquefaction Project.  The agreement will have a primary term of 20 years from the service commencement date with right to extend the term for two successive five-year terms.

Contracts for Sale and Purchase of Natural Gas and LNG

CCL has an agreement with Sabine Pass Liquefaction, LLC that allows them to sell and purchase natural gas with each other.  Natural gas purchased under this agreement is initially recorded as inventory and then to cost of sales—affiliate upon its sale, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.  Natural gas sold under this agreement is recorded as LNG revenues—affiliate.

CCL also has an agreement with Midship Pipeline that allows them to sell and purchase natural gas with each other.  CCL did not have any transactions under this agreement during the year ended December 31, 2019.

Land Agreements

Lease Agreements

CCL has agreements with Cheniere Land Holdings, LLC (“Cheniere Land Holdings”), a wholly owned subsidiary of Cheniere, to lease the land owned by Cheniere Land Holdings for the Liquefaction Facilities.  The total annual lease payment is $0.6 million, and the terms of the agreements range from three to five years.

Easement Agreements

CCL has agreements with Cheniere Land Holdings which grant CCL easements on land owned by Cheniere Land Holdings for the Liquefaction Facilities.  The total annual payment for easement agreements is $0.1 million, excluding any previously paid one-time payments, and the terms of the agreements range from three to five years.

Dredge Material Disposal Agreement

CCL has a dredge material disposal agreement with Cheniere Land Holdings that terminates in 2042 which grants CCL permission to use land owned by Cheniere Land Holdings for the deposit of dredge material from the construction and maintenance of the Liquefaction Facilities.  Under the terms of the agreement, CCL will pay Cheniere Land Holdings $0.50 per cubic yard of dredge material deposits up to 5.0 million cubic yards and $4.62 per cubic yard for any quantities above that.

Tug Hosting Agreement

In February 2017, CCL entered into a tug hosting agreement with Corpus Christi Tug Services, LLC (“Tug Services”), a wholly owned subsidiary of Cheniere, to provide certain marine structures, support services and access necessary at the Liquefaction Facilities for Tug Services to provide its customers with tug boat and marine services.  Tug Services is required to reimburse CCL for any third party costs incurred by CCL in connection with providing the goods and services.

State Tax Sharing Agreements

CCL has a state tax sharing agreement with Cheniere.  Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCL and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability.  If Cheniere, in its sole discretion, demands payment, CCL will pay to Cheniere an amount equal to the state and local tax that CCL would be required to pay if CCL’s state and local tax liability were calculated on a separate company basis.  There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CCL under this agreement; therefore, Cheniere has not demanded any such payments from CCL.  The agreement is effective for tax returns due on or after May 2015.

CCP has a state tax sharing agreement with Cheniere.  Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCP and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability.  If Cheniere, in its sole discretion, demands payment, CCP will pay to Cheniere an amount equal to the state and local tax that CCP would be required to pay if CCP’s state and local tax liability were calculated on a separate company basis.  There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CCP under this agreement; therefore, Cheniere has not demanded any such payments from CCP.  The agreement is effective for tax returns due on or after May 2015.

Equity Contribution Agreements

Equity Contribution Agreement

In May 2018, we amended and restated the existing equity contribution agreement with Cheniere (the “Equity Contribution Agreement”) pursuant to which Cheniere agreed to provide cash contributions up to approximately $1.1 billion, not including $2.0 billion previously contributed under the original equity contribution agreement.  As of December 31, 2019, we have received $557.9 million in contributions under the Equity Contribution Agreement and Cheniere has posted $585.0 million of letters of credit on our behalf.  Cheniere is only required to make additional contributions under the Equity Contribution Agreement after the commitments under the CCH Credit Facility have been reduced to zero and to the extent cash flows from operations of the Liquefaction Project are unavailable for Liquefaction Project costs.

Early Works Equity Contribution Agreement

In conjunction with the amendment and restatement of the Equity Contribution Agreement, we terminated the early works equity contribution agreement with Cheniere entered into in December 2017.  Prior to termination in May 2018, we had received $250.0 million in contributions from Cheniere under the early works equity contribution agreement.